Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2013
Supplemental cash flow information and non-cash activities

Supplemental cash flow information and non-cash activities for the nine months ended September 30, 2013 and 2012 are as follows:

	Nine Months Ended September 30
	2013	2012
Cash paid for interest	$9,368	$3,612
Cash paid for taxes	$—	$—
Settlement of employee’s incentive compensation with shares of common stock	$438	$—
Non-cash financing activities:
Conversion of preferred stock to common stock	$33,000	$—
Repayment of term loan with shares of common stock	$5,655	$—